Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Ship-management fees	$ 332	$ 359
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Charter hire commissions	154	167
Ship-management fees	332	359
Administration fees	812	807
Related party transaction expenses, total	$ 1,298	$ 1,333